Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 86,176	$ 82,380
Additions (reductions) related to interest and currency translation	1,810
Additions (reductions) related to interest and currency translation		(4,758)
Additions based on tax positions related to prior period	28	552
Reductions related to tax positions taken during a prior period	(11,059)	(5,624)
Reductions related to settlement of tax matters	(11,258)	(5,874)
Additions based on tax positions taken during the current period ()	16,511	19,844
Reductions related to a lapse of applicable statute of limitation	(1,150)	(344)
Balance at the end of the year	$ 81,058	$ 86,176